                     CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
                     Supplement dated June 2, 2004 to the
                     Prospectus dated August 22, 2003 and
              Superceding the Supplement dated November 6, 2003

The Prospectus is changed as follows:

1. The  following  paragraph  replaces  the  paragraph  captioned:  "Portfolio
Managers." on page 11 of the prospectus:

Portfolio Managers. The portfolio manager of the Trust is the person principally responsible for the day-to-day management of the Trust's portfolio.  The portfolio manager of the Trust is John C. Bonnell.  Mr.
      Bonnell has had this responsibility since May 2004.  Mr. Bonnell is a
      Vice President of the Manager, and an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.  Prior to joining the Manager, he had been a portfolio manager at Strong Financial Corporation (1999-2004).

June 2, 2004                                          PS0180.009

                 CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
                  Supplement dated June 2, 2004 to the
                  Prospectus dated August 22, 2003 and
           Superceding the Supplement dated November 6, 2003

The Statement of Additional Information is changed as follows:

1.    The first sentence in the fourth paragraph in the section titled
      "Tustees and Officers of the Fund." On page 24 is deleted and replaced as follows:

      Messrs. Bonnell, Murphy, Vottiero, Wixted and Zack, and Mses.
      Bechtolt, and Ives respectively hold the same offices with one or more of the other Board II Funds as with the Fund.

2.    The first paragraph on page 31 is deleted and replaced as
      follows:

      The address of the Officers in the chart below is as follows: for
      Mr. Zack, Two World Financial Center, 225 Liberty Street - 11th
      Floor, New York, NY 10281-1008, for Messrs. Bonnell, Vottiero and
      Wixted and Mses. Bechtolt and Ives, 6803 S. Tucson Way,
      Centennial, CO 80112-3924.

3.    The biography of Carol E. Wolf on Page 31 is deleted and the biography of John C. Bonnell is added:

       ----------------------------------------------------------------------------
       John C. Bonnell,      Vice President (since May 2004) of OppenheimerFunds,
       Vice President and    Inc.; an officer of 2 portfolios in the
       Portfolio Manager     OppenheimerFunds complex; formerly a portfolio
       since 2004            manager at Strong Financial Corp. (1999-2004).
       Age:  39
       ----------------------------------------------------------------------------

June 2, 2004
PX0180.006